Total Invested Assets and Related Net Investment Income - Fair Values of Derivative Financial Instruments by Type of Hedge (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 156,591	$ 144,673
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,517	1,101
Financial liabilities, at fair value	(1,831)	(2,134)
Notional amount	60,707	58,268
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	(208)	(153)
Notional amount	616	779
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	31	11
Financial liabilities, at fair value	(1)	(8)
Notional amount	808	151
Derivatives
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,548	1,112
Financial liabilities, at fair value	(2,040)	(2,295)
Notional amount	$ 62,131	$ 59,198